Discontinued Operations (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Inventory			$ 611
Other current assets		23	34
Current assets - held for sale		23	645
Property and equipment, net			995
Other assets			28
Non-current assets - held for sale			1,023
Accounts payable		23	30
Accrued liabilities		11	13
Current liabilities - held for sale		$ 34	$ 43